REVENUE FROM PRODUCT SALES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of revenue [Abstract]
Disclosure of Revenue

	US Dollars
Figures in millions	2022	2021	2020
			Restated
Revenue consists of the following principal categories:
Gold income (note 2)	4,388	3,903	4,490
By-products (note 2)	113	126	105
	4,501	4,029	4,595